Common Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
SoundHound, Inc. [Member]
Common Stock [Line Items]
COMMON STOCK

10.    COMMON STOCK

Voting Rights

Voting rights have not changed during the nine months ended September 30, 2021.

As of September 30, 2021, the Company has authorized the issuance of 45,000,000 shares of common stock.

The Company has reserved shares of common stock for future issuance on an as-if converted basis related to the following outstanding preferred stock, warrants, stock options and future grants as of September 30, 2021:

Series A convertible preferred stock	3,438,670
Series B convertible preferred stock	6,065,646
Series C convertible preferred stock	907,481
Series C-1 convertible preferred stock	798,399
Series D convertible preferred stock	3,646,050
Series D-1 convertible preferred stock	1,515,152
Series D-2 convertible preferred stock	1,515,151
Series D-3 convertible preferred stock	1,245,838
Series C convertible preferred stock warrants	134,126
Common stock warrants	191,355
Stock options outstanding	5,402,617
Stock incentive plan shares reserved for future issuance	91,130
24,951,615

10.    COMMON STOCK

As of December 31, 2020, the Company has authorized the issuance of 45,000,000 shares of common stock.

The Company has reserved shares of common stock for future issuance on an as-if converted basis related to the following outstanding preferred stock, warrants, stock options, and future grants as of December 31, 2020:

Series A convertible preferred stock	3,438,670
Series B convertible preferred stock	6,065,646
Series C convertible preferred stock	907,481
Series C-1 convertible preferred stock	798,399
Series D convertible preferred stock	3,646,050
Series D-1 convertible preferred stock	1,515,152
Series D-2 convertible preferred stock	1,515,151
Series D-3 convertible preferred stock	1,245,838
Series C convertible preferred stock warrants	134,126
Stock options outstanding	5,178,276
Stock incentive plan shares reserved for future issuance	57,535
24,502,324

10.    COMMON STOCK

As of December 31, 2019, the Company has authorized the issuance of 36,000,000 shares of common stock.

The Company has reserved shares of common stock for future issuance on an as-if converted basis related to the following outstanding preferred stock, warrants, stock options, and future grants as of December 31, 2019:

Series A convertible preferred stock	3,438,670
Series B convertible preferred stock	5,964,072
Series C convertible preferred stock	907,481
Series C-1 convertible preferred stock	798,399
Series D convertible preferred stock	3,646,050
Series D-1 convertible preferred stock	1,515,152
Series D-2 convertible preferred stock	1,515,151
Series B convertible preferred stock warrants	101,574
Series C convertible preferred stock warrants	134,126
Stock options outstanding	4,276,480
Stock incentive plan shares reserved for future issuance	378,010
22,675,165